Note 16 - Schedule of Maturities of Financial Liabilities - Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total financial liabilities including interest	$ 32,813	$ 36,060
Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest	2,352	4,230
Non-current financial liabilities		4,032
Current financial liabilities	2,490	2,073
Current financial liabilities, including interest	2,591	2,148
Other liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities	212	87
Current financial liabilities	9,701	8,195
Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	17,957	21,401
Not later than one year [member]
Statement Line Items [Line Items]
Total financial liabilities including interest	30,249	31,744
Not later than one year [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest
Current financial liabilities, including interest	2,591	2,148
Not later than one year [member] | Other liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities
Current financial liabilities	9,701	8,195
Not later than one year [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	17,957	21,401
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Total financial liabilities including interest	2,194	4,230
Later than one year and not later than three years [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest	2,194	4,230
Current financial liabilities, including interest
Later than one year and not later than three years [member] | Other liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities
Current financial liabilities
Later than one year and not later than three years [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities
Later than three years [member]
Statement Line Items [Line Items]
Total financial liabilities including interest	370	87
Later than three years [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Non-current financial liabilities, including interest	158
Current financial liabilities, including interest
Later than three years [member] | Other liabilities [member]
Statement Line Items [Line Items]
Non-current financial liabilities	212	87
Current financial liabilities
Later than three years [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities